UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                 New York, NY                 02/14/08
------------------              ---------------              -------------
   [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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
                              TITLE                        VALUE     SHRS/    SH/  PUT  INVESTMENT OTHER           VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION MANAGER  SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM              885535104       862   190,700  SH        DEFINED     01    190,700
A D C TELECOMMUNICATIONS      NOTE 1.000% 6/1  000886AD3     1,964 2,000,000  PRN       DEFINED     01                     2,000,000
ABERCROMBIE & FITCH CO        CL A             002896207     2,799    35,000  SH        DEFINED     01     35,000
ADAPTEC INC                   COM              00651F108       693   205,000  SH        DEFINED     01    205,000
ADAPTEC INC                   NOTE 0.750%12/2  00651FAG3     2,918 3,076,000  PRN       DEFINED     01                     3,076,000
AEROPOSTALE                   COM              007865108     2,642    99,700  SH        DEFINED     01     99,700
AGILYSYS INC                  COM              00847J105     1,822   120,500  SH        DEFINED     01    120,500
AMBAC FINL GROUP INC          COM              023139108       206     8,000  PUT       DEFINED     01      8,000
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106     1,662    80,000  SH        DEFINED     01     80,000
ANHEUSER BUSCH COS INC        COM              035229103     4,198    80,200  SH        DEFINED     01     80,200
APPLE INC                     COM              037833100     9,508    48,000  PUT       DEFINED     01     48,000
ASPREVA PHARMACEUTICALS CORP  COM              04538T109     3,583   137,800  SH        DEFINED     01    137,800
BEA SYS INC                   COM              073325102     6,864   435,000  SH        DEFINED     01    435,000
BERKSHIRE HATHAWAY INC DEL    CL B             084670207       284        60  SH        DEFINED     01         60
BERKSHIRE HATHAWAY INC DEL    CL A             084670108       283         2  SH        DEFINED     01          2
BORLAND SOFTWARE CORP         COM              099849101        69    23,000  SH        DEFINED     01     23,000
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306     2,938   400,300  SH        DEFINED     01    400,300
CHECKPOINT SYS INC            COM              162825103     2,012    91,600  SH        DEFINED     01     91,600
CIENA CORP                    NOTE 0.875% 6/1  171779AE1     1,044 1,000,000  PRN       DEFINED     01                     1,000,000
CIMAREX ENERGY CO             COM              171798101     1,489    35,000  SH        DEFINED     01     35,000
COLUMBIA SPORTSWEAR CO        COM              198516106     2,597    58,900  SH        DEFINED     01     58,900
COMPUWARE CORP                COM              205638109     2,464   277,500  SH        DEFINED     01    277,500
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3     4,592 5,850,000  PRN       DEFINED     01                     5,850,000
COUNTRYWIDE FINANCIAL CORP    COM              222372104       483    54,000  PUT       DEFINED     01     54,000
COVAD COMMUNICATIONS GROUP I  DBCV 3.000% 3/1  222814AR6     1,448 1,500,000  PRN       DEFINED     01                     1,500,000
COVIDIEN LTD                  COM              G2552X108       427     9,650  SH        DEFINED     01      9,650
CURAGEN CORP                  NOTE 4.000% 2/1  23126RAE1     2,275 3,346,000  PRN       DEFINED     01                     3,346,000
CYMER INC                     COM              232572107     4,049   104,000  SH        DEFINED     01    104,000
DOT HILL SYS CORP             COM              25848T109     1,494   615,000  SH        DEFINED     01    615,000
DOWNEY FINL CORP              COM              261018105     1,929    62,000  PUT       DEFINED     01     62,000
DSP GROUP INC                 COM              23332B106     2,257   185,000  SH        DEFINED     01    185,000
DST SYS INC DEL               DBCV 3.625% 8/1  233326AD9     3,410 2,000,000  PRN       DEFINED     01                     2,000,000
EARTHLINK INC                 COM              270321102     1,697   240,000  SH        DEFINED     01    240,000
ELECTRONIC ARTS INC           COM              285512109     6,133   105,000  SH        DEFINED     01    105,000
ENSCO INTL INC                COM              26874Q100     2,385    40,000  SH        DEFINED     01     40,000
ENZON PHARMACEUTICALS INC     NOTE 4.000% 6/0  293904AE8     2,340 2,000,000  PRN       DEFINED     01                     2,000,000
EXAR CORP                     COM              300645108     1,073   134,600  SH        DEFINED     01    134,600
FLIR SYS INC                  COM              302445101       538    17,200  SH        DEFINED     01     17,200
FLIR SYS INC                  NOTE 3.000% 6/0  302445AB7     2,870 1,000,000  PRN       DEFINED     01                     1,000,000
FOOT LOCKER INC               COM              344849104     2,206   161,500  SH        DEFINED     01    161,500
GASTAR EXPL LTD               COM              367299104       127   101,504  SH        DEFINED     01    101,504
GENERAL MTRS CORP             SENIOR DEBEN D   370442691       962    40,000  PRN       DEFINED     01                        40,000
GENESIS MICROCHIP INC DEL     COM              37184C103       643    75,000  SH        DEFINED     01     75,000
GOOGLE INC                    CL A             38259P508    22,473    32,500  PUT       DEFINED     01     32,500



INFOSPACE INC                 COM NEW          45678T201     5,693   302,800  SH        DEFINED     01    302,800
JOHNSON & JOHNSON             COM              478160104     1,554    23,300  SH        DEFINED     01     23,300
K-SWISS INC                   CL A             482686102     1,358    75,000  SH        DEFINED     01     75,000
MAXXAM INC                    COM              577913106       257     9,150  SH        DEFINED     01      9,150
MBIA INC                      COM              55262C100     1,155    62,000  PUT       DEFINED     01     62,000
MCDONALDS CORP                COM              580135101     4,147    70,400  SH        DEFINED     01     70,400
MICROSOFT CORP                COM              594918104     6,558   184,200  SH        DEFINED     01    184,200
MIRANT CORP NEW               COM              60467R100     2,027    52,000  SH        DEFINED     01     52,000
MOTOROLA INC                  COM              620076109     1,205    75,100  SH        DEFINED     01     75,100
NOKIA CORP                    SPONSORED ADR    654902204     3,098    80,700  SH        DEFINED     01     80,700
NOVELL INC                    COM              670006105     1,560   227,100  SH        DEFINED     01    227,100
OMNIVISION TECHNOLOGIES INC   COM              682128103     5,279   337,300  SH        DEFINED     01    337,300
PACIFIC SUNWEAR CALIF INC     COM              694873100     1,474   104,500  SH        DEFINED     01    104,500
PFIZER INC                    COM              717081103     3,725   163,900  SH        DEFINED     01    163,900
PHOTRONICS INC                NOTE 2.250% 4/1  719405AE2     1,985 2,000,000  PRN       DEFINED     01                     2,000,000
PIXELWORKS INC                SDCV 1.750% 5/1  72581MAB3     2,625 3,750,000  PRN       DEFINED     01                     3,750,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104   179,270 3,500,000  CALL      DEFINED     01  3,500,000
QUANTA SVCS INC               SDCV 4.500%10/0  74762EAC6     5,402 2,252,000  PRN       DEFINED     01                     2,252,000
RACKABLE SYS INC              COM              750077109     3,896   389,600  SH        DEFINED     01    389,600
RADWARE LTD                   ORD              M81873107     2,969   192,800  SH        DEFINED     01    192,800
RAMBUS INC DEL                NOTE 2/0         750917AB2     3,944 3,750,000  PRN       DEFINED     01                     3,750,000
REALNETWORKS INC              COM              75605L104     1,827   300,000  SH        DEFINED     01    300,000
RED HAT INC                   DBCV 0.500% 1/1  756577AB8     3,538 3,500,000  PRN       DEFINED     01                     3,500,000
RESEARCH IN MOTION LTD        COM              760975102     3,402    30,000  PUT       DEFINED     01     30,000
SILICON IMAGE INC             COM              82705T102     1,810   400,500  SH        DEFINED     01    400,500
SPRINT NEXTEL CORP            COM SER 1        852061100       846    64,400  SH        DEFINED     01     64,400
STAMPS COM INC                COM NEW          852857200     3,895   319,800  SH        DEFINED     01    319,800
SYCAMORE NETWORKS INC         COM              871206108     3,443   896,700  SH        DEFINED     01    896,700
TEKELEC                       NOTE 2.250% 6/1  879101AE3       982 1,000,000  PRN       DEFINED     01                     1,000,000
TELLABS INC                   COM              879664100     2,861   437,500  SH        DEFINED     01    437,500
TYCO ELECTRONICS LTD          COM NEW          G9144P105       358     9,650  SH        DEFINED     01      9,650
TYCO INTL LTD BERMUDA         SHS              G9143X208       383     9,650  SH        DEFINED     01      9,650
U S G CORP                    COM NEW          903293405     4,560   127,400  SH        DEFINED     01    127,400
UNITED ONLINE INC             COM              911268100     1,738   147,000  SH        DEFINED     01    147,000
WAL MART STORES INC           COM              931142103     5,708   120,100  SH        DEFINED     01    120,100
XILINX INC                    COM              983919101     5,030   230,000  SH        DEFINED     01    230,000

                      80                                   398,274

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         80
Form 13F Information Table Value Total:         $398,274
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                        Promethean Investment Group, LLC



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